(Do not use this space)                UNITED STATES                ------------------------------
-----------------------      SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
                                   Washington, D.C. 20549           ------------------------------
                                                                    OMB Number:         3235-02340
                                                                    Expires:          May 31, 2000
                                                                    Estimated average burden
                                                                    hours per response ...... 1.00
                                        FORM N-23-C-1


-----------------------
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                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASE OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form the with Commission in triplicate.)

               REPORT FOR CALENDAR MONTH ENDING December 31, 1999

                        American Capital Strategies Ltd.
               --------------------------------------------------
               (Name of registered closed-end investment company)

---------------------------------------------------------------------------------------------------
                                                           Approximate Asset
  Date of                          Number of   Price     Value or Approximate     Name of Seller
   Each       Identification        Shares      Per    Asset Coverage Per Share        or of
Transaction     of Security        Purchased   Share      at Time of Purchase     Seller's Broker
---------------------------------------------------------------------------------------------------
12/9/99       Warrants to           307,338    $5.50           $13.64           Friedman, Billings,
              Purchase                                                          Ramsey & Co., Inc.
              Common Stock
              ($15.00 exercise
              price)

12/16/99      Warrants to            86,337    $5.50           $13.64           Friedman, Billings,
              Purchase                                                          Ramsey & Co., Inc.
              Common Stock
              ($15.00 exercise
              price)
---------------------------------------------------------------------------------------------------

REMARKS:                                    American Capital Strategies, Ltd.
Asset value shown is                        ---------------------------------
estimated net asset value                          Name of Registrant
of Common Stock to be
purchased upon exercise of                  By         John Erickson
the Warrants                                   ------------------------------
                                                          (Name)

Date of Statement       1/10/00                   Chief Financial Officer
                  -------------------          ------------------------------
                                                         (Title)

     Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

CCH S92235 0228                                                  SEC 1580 (5-97)